    As filed with the Securities and Exchange Commission on January 7, 2008

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR


                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-3023


                                  FORUM FUNDS
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900


                 Simon D. Collier, Principal Executive Officer
                              Two Portland Square
                             Portland, Maine 04101
                                 207-553-7110


                       Date of fiscal year end: April 30


           Date of reporting period: May 1, 2007 - October 31, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

[LOGO] DOVER
INVESTMENTS

SEMI-ANNUAL REPORT
(UNAUDITED)

OCTOBER 31, 2007

Dover Long/Short Sector Fund

                                    [GRAPHIC]

                               TABLE OF CONTENTS


                    A Message to Our Shareholders......  1

                    Schedule of Investments............  7

                    Statement of Assets and Liabilities  9

                    Statement of Operations............ 10

                    Statement of Changes in Net Assets. 11

                    Financial Highlights............... 12

                    Notes to Financial Statements...... 14

                    Additional Information............. 18

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The Dover Long/Short Sector Fund (the "Fund") started trading on October 22, 2007. The Fund seeks to generate positive absolute returns independent of equity market conditions. Our investment strategy focuses on the industries and sectors that make up the U.S. equity market rather than an analysis of individual equity securities. The Fund has long positions in industry groups such as soft drinks and systems software that we believe are undervalued. And the Fund has short positions in industry groups such as home improvement retail and restaurants that we believe are overvalued.

MEDIUM-TERM INVESTMENT OUTLOOK

The year 2007 was a period of profound change in the United States economy. Economic growth slowed by more than a percentage point - from more than 6% in 2006 to less than 5% in 2007. But unfortunately, market interest rates didn't respond to the slowdown in economic growth - interest rates actually edged higher in 2007. As a result of these divergent trends, a very unusual period in U.S. financial history appears to have come to a close. We believe the U.S. financial markets will look and feel very different in the coming one to two years than they have in the past three or four years.

RATES OF GROWTH AND RATES OF INTEREST

In a highly deregulated financial system like ours, the relationship between economic growth and interest rates determines the demand for credit. Normally, market interest rates are higher than the pace of Gross Domestic Product ("GDP") and income growth (see chart below). This alignment naturally dampens the demand for credit since the current and expected income growth of many potential borrowers is simply not high enough to cover the cost of a new or larger loan. But when GDP growth accelerated sharply in mid-2003 and income growth moved above the level of interest rates, millions of individual financial calculations began to change. For a growing cross-section of the American public, the logic of increased borrowing became more and more compelling.

                                   [CHART]

               Gross Domestic Product, %         Corporate Bond Yield:
          Change Year-to-Year SAAR(left-axis)  AAA/AA all maturities(right-axis)
            -------------------------------  ----------------------------------
1986 - Q1               6.46                            10.19
                                                         9.56
                                                         9.20
1986 - Q2               5.92                             9.16
                                                         9.44
                                                         9.21
1986 - Q3               5.46                             9.19
                                                         8.92
                                                         9.10
1986 - Q4               5.19                             8.93
                                                         8.76
                                                         8.69
1987 - Q1               5.20                             8.48
                                                         8.51
                                                         8.72
1987 - Q2               5.97                             9.39
                                                         9.59
                                                         9.48
1987 - Q3               6.09                             9.64
                                                         9.83
                                                        10.43
1987 - Q4               7.48                             9.92
                                                         9.88
                                                         9.77
1988 - Q1               7.33                             9.22
                                                         9.13
                                                         9.41
1988 - Q2               7.95                             9.69
                                                         9.86
                                                         9.55
1988 - Q3               7.94                             9.81
                                                         9.92
                                                         9.63
1988 - Q4               7.52                             9.41
                                                         9.78
                                                         9.94
1989 - Q1               8.38                             9.82
                                                        10.10
                                                        10.21
1989 - Q2               7.73                             9.96
                                                         9.57
                                                         9.11
1989 - Q3               7.49                             8.86
                                                         9.29
                                                         9.33
1989 - Q4               6.29                             9.01
                                                         8.97
                                                         9.10
1990 - Q1               6.51                             9.40
                                                         9.51
                                                         9.63
1990 - Q2               6.30                             9.91
                                                         9.51
                                                         9.32
1990 - Q3               5.74                             9.17
                                                         9.50
                                                         9.52
1990 - Q4               4.74                             9.49
                                                         9.23
                                                         9.07
1991 - Q1               3.00                             9.01
                                                         8.95
                                                         8.87
1991 - Q2               2.87                             8.73
                                                         8.71
                                                         8.82
1991 - Q3               3.18                             8.69
                                                         8.41
                                                         8.10
1991 - Q4               4.22                             7.98
                                                         7.89
                                                         7.42
1992 - Q1               5.23                             7.70
                                                         7.68
                                                         7.90
1992 - Q2               5.46                             7.83
                                                         7.59
                                                         7.36
1992 - Q3               5.71                             7.02
                                                         6.90
                                                         6.73
1992 - Q4               6.37                             7.15
                                                         7.33
                                                         7.12
1993 - Q1               5.59                             6.75
                                                         6.51
                                                         6.50
1993 - Q2               5.12                             6.42
                                                         6.55
                                                         6.21
1993 - Q3               4.61                             6.22
                                                         5.94
                                                         5.93
1993 - Q4               4.87                             5.95
                                                         6.20
                                                         6.19
1994 - Q1               5.63                             6.00
                                                         6.45
                                                         7.02
1994 - Q2               6.33                             7.33
                                                         7.48
                                                         7.63
1994 - Q3               6.60                             7.42
                                                         7.49
                                                         7.90
1994 - Q4               6.35                             8.09
                                                         8.37
                                                         8.44
1995 - Q1               5.60                             8.14
                                                         7.74
                                                         7.75
1995 - Q2               4.37                             7.57
                                                         6.88
                                                         6.86
1995 - Q3               4.46                             7.01
                                                         6.89
                                                         6.82
1995 - Q4               4.01                             6.67
                                                         6.42
                                                         6.25
1996 - Q1               4.46                             6.16
                                                         6.61
                                                         6.87
1996 - Q2               5.98                             7.13
                                                         7.26
                                                         7.11
1996 - Q3               5.84                             7.19
                                                         7.33
                                                         7.10
1996 - Q4               6.35                             6.74
                                                         6.54
                                                         6.85
1997 - Q1               6.42                             6.89
                                                         6.97
                                                         7.32
1997 - Q2               6.09                             7.16
                                                         7.08
                                                         6.97
1997 - Q3               6.56                             6.52
                                                         6.83
                                                         6.65
1997 - Q4               5.88                             6.83
                                                         6.65
                                                         6.43
1998 - Q1               5.83                             6.21
                                                         6.34
                                                         6.36
1998 - Q2               4.94                             6.34
                                                         6.26
                                                         6.23
1998 - Q3               4.86                             6.27
                                                         6.13
                                                         5.61
1998 - Q4               5.70                             5.80
                                                         5.78
                                                         5.77
1999 - Q1               5.59                             5.70
                                                         6.21
                                                         6.16
1999 - Q2               5.96                             6.23
                                                         6.58
                                                         6.73
1999 - Q3               5.96                             6.95
                                                         7.08
                                                         6.96
1999 - Q4               6.32                             7.02
                                                         7.11
                                                         7.33
2000 - Q1               6.21                             7.57
                                                         7.54
                                                         7.44
2000 - Q2               7.07                             7.64
                                                         7.84
                                                         7.50
2000 - Q3               5.89                             7.43
                                                         7.27
                                                         7.15
2000 - Q4               4.56                             7.15
                                                         6.83
                                                         6.45
2001 - Q1               4.07                             6.02
                                                         5.86
                                                         5.81
2001 - Q2               3.12                             5.96
                                                         5.90
                                                         5.93
2001 - Q3               2.77                             5.48
                                                         5.32
                                                         5.02
2001 - Q4               2.74                             4.65
                                                         4.94
                                                         5.17
2002 - Q1               3.11                             5.16
                                                         5.04
                                                         5.62
2002 - Q2               2.94                             5.24
                                                         5.11
                                                         4.93
2002 - Q3               3.87                             4.56
                                                         4.29
                                                         3.91
2002 - Q4               3.57                             4.01
                                                         4.20
                                                         3.65
2003 - Q1               3.60                             3.72
                                                         3.41
                                                         3.41
2003 - Q2               3.89                             3.31
                                                         2.92
                                                         2.94
2003 - Q3               5.31                             3.71
                                                         3.74
                                                         3.21
2003 - Q4               5.93                             3.56
                                                         3.62
                                                         3.48
2004 - Q1               6.54                             3.40
                                                         3.24
                                                         3.11
2004 - Q2               7.19                             3.85
                                                         4.06
                                                         4.13
2004 - Q3               6.25                             4.05
                                                         3.68
                                                         3.75
2004 - Q4               6.50                             3.67
                                                         4.02
                                                         3.98
2005 - Q1               6.56                             4.07
                                                         4.34
                                                         4.24
2005 - Q2               6.06                             4.23
                                                         4.58
                                                         4.37
2005 - Q3               6.62                             4.71
                                                         4.96
                                                         4.97
2005 - Q4               6.34                             4.93
                                                         5.03
                                                         5.12
2006 - Q1               6.67                             5.37
                                                         5.47
                                                         5.58
2006 - Q2               6.80                             5.71
                                                         5.52
                                                         5.30
2006 - Q3               5.64                             5.21
                                                         5.17
                                                         5.04
2006 - Q4               5.41                             5.26
                                                         5.36
                                                         5.13
2007 - Q1               4.53                             5.23
                                                         5.20
                                                         5.49
2007 - Q2               4.67                             5.60
                                                         5.58
                                                         5.43
2007 - Q3               5.28                             5.30
                                                         5.21

           SOURCE: BEA, CITI/HAVER

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


But as the calendar turned and we progressed through the decade, healthy income-based lending often gave way to less healthy asset-based lending. A prolonged period of strong and uninterrupted income growth caused both borrowers and lenders to lower their guard and engage in increasingly risky forms of credit creation. Who would have predicted back in the summer of 2003 that in less than three years the alliance of mortgage brokers, investment banks, credit rating agencies and yield-hungry institutional investors would, acting together, grant many Americans loans to buy residential real estate with little or no income or asset documentation? Or that many highly cyclical businesses would be taken private with very high debt to equity ratios by so-called private equity firms?

Now that the gap between income growth and market interest rates has closed, the financial calculus supporting many of the most leveraged transactions that transpired between late 2003 and early 2007 is breaking down. Credit growth has slowed sharply, while credit defaults and delinquencies are rising. Residential real estate prices are falling (see chart below) as the inventory of both new and existing homes climbs. Corporate earnings growth has turned negative and this, in turn, is exerting downward pressure on U.S. equity prices.

                                  [CHART]

                S&P/Case-Shiller Home Price Index: U.S. National,
                            % Chg Year-to-Year
               --------------------------------------------------
1989 - Q4                           5.83
1990 - Q1                           4.35
1990 - Q2                           2.72
1990 - Q3                           0.82
1990 - Q4                          -1.03
1991 - Q1                          -2.84
1991 - Q2                          -2.19
1991 - Q3                           -0.9
1991 - Q4                           0.08
1992 - Q1                           1.18
1992 - Q2                           0.98
1992 - Q3                           0.32
1992 - Q4                           0.12
1993 - Q1                           0.22
1993 - Q2                           0.00
1993 - Q3                           0.88
1993 - Q4                           1.57
1994 - Q1                           2.69
1994 - Q2                           3.42
1994 - Q3                           2.85
1994 - Q4                           2.61
1995 - Q1                           1.67
1995 - Q2                           1.56
1995 - Q3                           2.10
1995 - Q4                           2.08
1996 - Q1                           2.41
1996 - Q2                           2.31
1996 - Q3                           2.32
1996 - Q4                           2.10
1997 - Q1                           2.78
1997 - Q2                           3.01
1997 - Q3                           3.24
1997 - Q4                           4.46
1998 - Q1                           4.75
1998 - Q2                           5.69
1998 - Q3                           6.79
1998 - Q4                           7.09
1999 - Q1                           7.43
1999 - Q2                           7.30
1999 - Q3                           7.69
1999 - Q4                           8.24
2000 - Q1                            8.6
2000 - Q2                           9.52
2000 - Q3                           9.58
2000 - Q4                           9.78
2001 - Q1                           9.27
2001 - Q2                           8.60
2001 - Q3                           8.62
2001 - Q4                           7.72
2002 - Q1                           7.99
2002 - Q2                           8.47
2002 - Q3                           9.20
2002 - Q4                          10.63
2003 - Q1                          10.58
2003 - Q2                           9.78
2003 - Q3                           9.74
2003 - Q4                          10.66
2004 - Q1                          12.09
2004 - Q2                          13.95
2004 - Q3                          14.54
2004 - Q4                          14.60
2005 - Q1                          15.68
2005 - Q2                          15.55
2005 - Q3                          15.49
2005 - Q4                          14.66
2006 - Q1                          11.51
2006 - Q2                           7.49
2006 - Q3                           3.23
2006 - Q4                           0.18
2007 - Q1                          -1.70
2007 - Q2                          -3.32
2007 - Q3                          -4.52

           SOURCE: S&P, FISERV, AND MACRO MARKETS LLC/HAVER ANALYTICS

Many market participants appear to believe that this new - and much less friendly - financial climate of late 2007 will be short lived. According to this line of thinking, all the markets need is for the Federal Reserve to open the monetary spigot wide enough. And that will quickly arrest the declines in housing prices and corporate earnings. They may be right, but we are skeptical. In our eyes, all that really happened in 2007 was that the relative position of market interest rates and the rate of economic growth returned to "normal" in the United States. In a long-term perspective, it is the period from mid-2003 through the end of 2006 that looks highly unusual. So it should probably not be too surprising that many of the new, and in some instances, highly creative, financial structures erected in that period are not holding up well in a more normal financial climate.

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


TWO PROTRUDING NAILS

There is a Japanese proverb that states: "protruding nails will quickly be hammered down." When we survey the financial landscape at year-end 2007, we see two big "protruding nails." One is housing, specifically home prices. Despite the recent declines, national home prices are still 114% higher than they were ten years (or 40 quarters) ago. This rate of appreciation looks extreme when set against the rate of increase in median incomes (see chart below). Note that the two lines moved fairly close to one another for the ten-year periods ending in 1998 through 2001. Granted, mortgage rates are about one percentage point lower today than ten years ago. But we believe the gap between house price appreciation and wage and salary growth needs to narrow dramatically before housing affordability is restored. Since wage and salary growth looks pretty stable, it seems most of the burden of adjustment will be on home prices. We expect this adjustment to take years, not months.

                                     [CHART]

                   S&P/Case-Shiller Home Price     Median Wkly Earnings:
                              Index:             FT Wage & Salary Workers,
                    U.S. National (left-axis)     40-qtr% chg (right-axis)
                  ----------------------------   --------------------------
1997 - Q1                   31.90                         36.59
1997 - Q2                   30.36                         34.50
1997 - Q3                   29.16                         34.50
1997 - Q4                   28.14                         34.12
1998 - Q1                   28.56                         35.32
1998 - Q2                   27.47                         34.82
1998 - Q3                   27.80                         36.48
1998 - Q4                   27.51                         38.01
1999 - Q1                   27.13                         35.52
1999 - Q2                   27.35                         36.43
1999 - Q3                   28.99                         38.23
1999 - Q4                   30.41                         39.22
2000 - Q1                   32.31                         39.23
2000 - Q2                   35.79                         37.71
2000 - Q3                   40.20                         41.63
2000 - Q4                   44.66                         39.62
2001 - Q1                   48.81                         37.04
2001 - Q2                   50.76                         41.00
2001 - Q3                   53.67                         41.33
2001 - Q4                   55.70                         40.05
2002 - Q1                   58.82                         37.92
2002 - Q2                   61.95                         38.76
2002 - Q3                   67.28                         37.99
2002 - Q4                   72.04                         37.75
2003 - Q1                   75.24                         35.96
2003 - Q2                   77.80                         35.38
2003 - Q3                   81.97                         35.53
2003 - Q4                   87.45                         33.83
2004 - Q1                   91.29                         35.18
2004 - Q2                   95.90                         37.42
2004 - Q3                  102.65                         36.80
2004 - Q4                  109.35                         37.08
2005 - Q1                  117.64                         36.61
2005 - Q2                  122.88                         35.37
2005 - Q3                  129.22                         35.49
2005 - Q4                  135.15                         36.16
2006 - Q1                  136.98                         36.61
2006 - Q2                  134.16                         35.60
2006 - Q3                  131.27                         38.32
2006 - Q4                  130.72                         36.67
2007 - Q1                  126.66                         37.50
2007 - Q2                  119.78                         38.28
2007 - Q3                  113.88                         39.28
           SOURCE: S&P, BLS/HAVER

The second "protruding nail" in the U.S. financial landscape is the profit share of national income. This measure of corporate profitability has reached 13.6% just twice in the past 50 years - once in 1966 and again in 2006 (see chart on page 4).

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


                                  [CHART]

                  Profit Share of National Income %
                  ---------------------------------
  1959 - Q1                 12.247
  1959 - Q2                 12.961
  1959 - Q3                 11.876
  1959 - Q4                 11.777
  1960 - Q1                 12.221
  1960 - Q2                 11.343
  1960 - Q3                 11.09
  1960 - Q4                 10.642
  1961 - Q1                 10.393
  1961 - Q2                 11.075
  1961 - Q3                 11.33
  1961 - Q4                 11.787
  1962 - Q1                 12.029
  1962 - Q2                 11.746
  1962 - Q3                 11.851
  1962 - Q4                 12.101
  1963 - Q1                 11.958
  1963 - Q2                 12.363
  1963 - Q3                 12.419
  1963 - Q4                 12.468
  1964 - Q1                 12.955
  1964 - Q2                 12.736
  1964 - Q3                 12.691
  1964 - Q4                 12.385
  1965 - Q1                 13.274
  1965 - Q2                 13.374
  1965 - Q3                 13.337
  1965 - Q4                 13.566
  1966 - Q1                 13.625
  1966 - Q2                 13.262
  1966 - Q3                 12.81
  1966 - Q4                 12.763
  1967 - Q1                 12.317
  1967 - Q2                 12.069
  1967 - Q3                 12.01
  1967 - Q4                 12.198
  1968 - Q1                 12.027
  1968 - Q2                 12.189
  1968 - Q3                 11.943
  1968 - Q4                 11.856
  1969 - Q1                 11.586
  1969 - Q2                 11.022
  1969 - Q3                 10.491
  1969 - Q4                  9.842
  1970 - Q1                  8.968
  1970 - Q2                  9.256
  1970 - Q3                  9.115
  1970 - Q4                  8.594
  1971 - Q1                  9.638
  1971 - Q2                  9.673
  1971 - Q3                  9.733
  1971 - Q4                  9.847
  1972 - Q1                 10.031
  1972 - Q2                  9.922
  1972 - Q3                 10.085
  1972 - Q4                 10.295
  1973 - Q1                 10.556
  1973 - Q2                 10.068
  1973 - Q3                  9.862
  1973 - Q4                  9.793
  1974 - Q1                  9.166
  1974 - Q2                  8.896
  1974 - Q3                  8.433
  1974 - Q4                  8.041
  1975 - Q1                  8.143
  1975 - Q2                  8.871
  1975 - Q3                 10.001
  1975 - Q4                 10.171
  1976 - Q1                  10.66
  1976 - Q2                 10.157
  1976 - Q3                  9.986
  1976 - Q4                  9.76
  1977 - Q1                 10.006
  1977 - Q2                  10.81
  1977 - Q3                 11.296
  1977 - Q4                 10.637
  1978 - Q1                  9.998
  1978 - Q2                 10.866
  1978 - Q3                 10.825
  1978 - Q4                 10.996
  1979 - Q1                 10.275
  1979 - Q2                 10.242
  1979 - Q3                  9.857
  1979 - Q4                  9.462
  1980 - Q1                  9.08
  1980 - Q2                  7.836
  1980 - Q3                  7.902
  1980 - Q4                  8.173
  1981 - Q1                  8.421
  1981 - Q2                  8.097
  1981 - Q3                  8.525
  1981 - Q4                  7.942
  1982 - Q1                  7.142
  1982 - Q2                  7.485
  1982 - Q3                  7.447
  1982 - Q4                  7.201
  1983 - Q1                  7.786
  1983 - Q2                  8.582
  1983 - Q3                  8.893
  1983 - Q4                  8.954
  1984 - Q1                  9.359
  1984 - Q2                  9.375
  1984 - Q3                  8.917
  1984 - Q4                  8.963
  1985 - Q1                  8.835
  1985 - Q2                  8.831
  1985 - Q3                  9.162
  1985 - Q4                  8.658
  1986 - Q1                  8.481
  1986 - Q2                  8.277
  1986 - Q3                  8.01
  1986 - Q4                  7.99
  1987 - Q1                  8.126
  1987 - Q2                  8.816
  1987 - Q3                  9.186
  1987 - Q4                  9.182
  1988 - Q1                  9.255
  1988 - Q2                  9.493
  1988 - Q3                  9.497
  1988 - Q4                  9.779
  1989 - Q1                  9.153
  1989 - Q2                  8.912
  1989 - Q3                  8.698
  1989 - Q4                   8.6
  1990 - Q1                  8.673
  1990 - Q2                  8.993
  1990 - Q3                  8.404
  1990 - Q4                  8.346
  1991 - Q1                  8.827
  1991 - Q2                  8.644
  1991 - Q3                  8.534
  1991 - Q4                  8.523
  1992 - Q1                  9.064
  1992 - Q2                  8.985
  1992 - Q3                  7.809
  1992 - Q4                  8.917
  1993 - Q1                  8.919
  1993 - Q2                  9.324
  1993 - Q3                  9.331
  1993 - Q4                  9.951
  1994 - Q1                  8.879
  1994 - Q2                  9.803
  1994 - Q3                 10.113
  1994 - Q4                 10.379
  1995 - Q1                 10.343
  1995 - Q2                 10.672
  1995 - Q3                 11.099
  1995 - Q4                 11.052
  1996 - Q1                 11.503
  1996 - Q2                 11.49
  1996 - Q3                 11.446
  1996 - Q4                 11.534
  1997 - Q1                 11.74
  1997 - Q2                 11.928
  1997 - Q3                 12.165
  1997 - Q4                 11.802
  1998 - Q1                 10.721
  1998 - Q2                 10.328
  1998 - Q3                 10.316
  1998 - Q4                 10.009
  1999 - Q1                 10.455
  1999 - Q2                 10.407
  1999 - Q3                 10.204
  1999 - Q4                 10.28
  2000 - Q1                  9.592
  2000 - Q2                  9.52
  2000 - Q3                  9.164
  2000 - Q4                  8.933
  2001 - Q1                  8.664
  2001 - Q2                  8.7
  2001 - Q3                  8.037
  2001 - Q4                  8.772
  2002 - Q1                  9.083
  2002 - Q2                  9.382
  2002 - Q3                  9.683
  2002 - Q4                 10.251
  2003 - Q1                 9.818
  2003 - Q2                 10.025
  2003 - Q3                 10.477
  2003 - Q4                 10.89
  2004 - Q1                 11.735
  2004 - Q2                 11.977
  2004 - Q3                 11.812
  2004 - Q4                 12.248
  2005 - Q1                 12.784
  2005 - Q2                 12.878
  2005 - Q3                 12.113
  2005 - Q4                 12.651
  2006 - Q1                 13.208
  2006 - Q2                 13.56
  2006 - Q3                 13.628
  2006 - Q4                 12.928
  2007 - Q1                 12.886
  2007 - Q2                 13.466
  2007 - Q3                 13.189

           SOURCE: HAVER ANALYTICS
Many things influence how the national income pie is divided between profits and wages. But in the last 25 to 30 years, the profit share of national income has become highly negative correlated with the personal savings rate, meaning that as one factor increased or decreased, the other tended to move in the opposite direction (see chart below). With house prices falling, the decline in the personal savings rate has stopped. Our guess is the personal savings rate moves higher during the next year or two, and the profit share of national income trends down.

                                    [CHART]

                 Profit share of         Personal Saving Rate, as of %
                national income %          disposable personal income
                  (left-axis)                    (right-axis)
               ------------------       ------------------------------
1979 - Q4           9.462                          8.9
1980 - Q1            9.08                          9.5
1980 - Q2           7.836                          9.9
1980 - Q3           7.902                           10
1980 - Q4           8.173                         10.7
1981 - Q1           8.421                          9.8
1981 - Q2           8.097                          9.9
1981 - Q3           8.525                         11.5
1981 - Q4           7.942                         12.2
1982 - Q1           7.142                         11.6
1982 - Q2           7.485                         11.8
1982 - Q3           7.447                         11.4
1982 - Q4           7.201                           10
1983 - Q1           7.786                          9.8
1983 - Q2           8.582                          8.7
1983 - Q3           8.893                          8.4
1983 - Q4           8.954                            9
1984 - Q1           9.359                         10.3
1984 - Q2           9.375                         10.6
1984 - Q3           8.917                         11.3
1984 - Q4           8.963                           11
1985 - Q1           8.835                          9.4
1985 - Q2           8.831                         10.2
1985 - Q3           9.162                          7.9
1985 - Q4           8.658                          8.6
1986 - Q1           8.481                          8.9
1986 - Q2           8.277                          8.9
1986 - Q3            8.01                          7.8
1986 - Q4            7.99                          7.2
1987 - Q1           8.126                            8
1987 - Q2           8.816                          5.8
1987 - Q3           9.186                          6.5
1987 - Q4           9.182                          7.5
1988 - Q1           9.255                          7.2
1988 - Q2           9.493                          7.4
1988 - Q3           9.497                          7.4
1988 - Q4           9.779                          7.1
1989 - Q1           9.153                          7.9
1989 - Q2           8.912                          7.1
1989 - Q3           8.698                          6.7
1989 - Q4             8.6                          6.8
1990 - Q1           8.673                            7
1990 - Q2           8.993                          7.2
1990 - Q3           8.404                          6.9
1990 - Q4           8.346                          6.9
1991 - Q1           8.827                          7.3
1991 - Q2           8.644                          7.2
1991 - Q3           8.534                            7
1991 - Q4           8.523                          7.6
1992 - Q1           9.064                          7.7
1992 - Q2           8.985                          7.9
1992 - Q3           7.809                          7.3
1992 - Q4           8.917                          7.8
1993 - Q1           8.919                          5.7
1993 - Q2           9.324                          6.2
1993 - Q3           9.331                          5.4
1993 - Q4           9.951                          5.9
1994 - Q1           8.879                          4.1
1994 - Q2           9.803                          5.1
1994 - Q3          10.113                          4.9
1994 - Q4          10.379                          5.3
1995 - Q1          10.343                          5.7
1995 - Q2          10.672                          4.7
1995 - Q3          11.099                          4.2
1995 - Q4          11.052                            4
1996 - Q1          11.503                          4.2
1996 - Q2           11.49                          3.9
1996 - Q3          11.446                          4.1
1996 - Q4          11.534                          3.8
1997 - Q1           11.74                          3.6
1997 - Q2          11.928                          3.9
1997 - Q3          12.165                          3.4
1997 - Q4          11.802                          3.7
1998 - Q1          10.721                          4.7
1998 - Q2          10.328                          4.5
1998 - Q3          10.316                          4.3
1998 - Q4          10.009                          3.8
1999 - Q1          10.455                          3.6
1999 - Q2          10.407                          2.2
1999 - Q3          10.204                          1.7
1999 - Q4           10.28                          1.9
2000 - Q1           9.592                          2.4
2000 - Q2            9.52                          2.4
2000 - Q3           9.164                          2.6
2000 - Q4           8.933                          1.9
2001 - Q1           8.664                          1.9
2001 - Q2             8.7                          1.2
2001 - Q3           8.037                          3.4
2001 - Q4           8.772                          0.5
2002 - Q1           9.083                          2.9
2002 - Q2           9.382                          2.8
2002 - Q3           9.683                            2
2002 - Q4          10.251                          1.8
2003 - Q1           9.818                          1.9
2003 - Q2          10.025                          2.2
2003 - Q3          10.477                          2.3
2003 - Q4           10.89                          2.2
2004 - Q1          11.735                          2.1
2004 - Q2          11.977                            2
2004 - Q3          11.812                          1.8
2004 - Q4          12.248                          2.5
2005 - Q1          12.784                            1
2005 - Q2          12.878                          0.8
2005 - Q3          12.113                         -0.5
2005 - Q4          12.651                          0.8
2006 - Q1          13.208                          0.9
2006 - Q2           13.56                          0.3
2006 - Q3          13.628                            0
2006 - Q4          12.928                          0.4
2007 - Q1          12.886                            1
2007 - Q2          13.466                          0.3
2007 - Q3          13.189                          0.6
           SOURCE: HAVER ANALYTICS

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


CURRENT INVESTMENT THEMES

These "big picture" trends suggest several investment themes. One is macro in nature - during the past 50 years, there have been seven complete profit margin cycles. When the profit share of national income has been rising, the S&P 500 has generated average annual returns of 15.0%. But when the profit share is declining, the S&P 500 has averaged just 1.4% per year. So if we are right, and we are early in a period of a declining profit share, overall U.S. market performance is not likely to be very strong. We expect below average returns for the S&P 500 Index in 2008.

At the sector level, a sharp slowdown in credit growth and falling home prices suggest consumer discretionary stocks will have some stiff headwinds. This is a sector that we believe is ripe with short opportunities since earnings expectations for 2008 look optimistic. Home improvement retailers and apparel retailers look particularly vulnerable. The Fund also has short positions in homebuilders, media companies, traditional advertising companies and restaurants.

Financial services stocks look vulnerable as well. Investment banks look particularly vulnerable since they have been right in the middle of the "originate - securitize - distribute" chain of rapid credit creation that has slowed sharply this year. The share of pre-tax corporate profits accruing to the financial services sector (see chart below) looks quite high in a longer-term context and we expect to see this decline.

                                [CHART]

                      Financial Sector Share of
                       U.S. Corporate Profits %
                      --------------------------
1957 - Q1                      11.388
1957 - Q2                      11.694
1957 - Q3                      12.362
1957 - Q4                      13.628
1958 - Q1                      16.428
1958 - Q2                      16.264
1958 - Q3                      14.486
1958 - Q4                      13.410
1959 - Q1                      13.108
1959 - Q2                      12.543
1959 - Q3                      15.142
1959 - Q4                      16.054
1960 - Q1                      14.938
1960 - Q2                      16.267
1960 - Q3                      16.751
1960 - Q4                      17.604
1961 - Q1                      18.246
1961 - Q2                      16.600
1961 - Q3                      15.610
1961 - Q4                      14.517
1962 - Q1                      14.975
1962 - Q2                      15.528
1962 - Q3                      15.193
1962 - Q4                      14.625
1963 - Q1                      14.465
1963 - Q2                      13.390
1963 - Q3                      13.002
1963 - Q4                      12.701
1964 - Q1                      12.615
1964 - Q2                      12.746
1964 - Q3                      12.546
1964 - Q4                      12.766
1965 - Q1                      11.363
1965 - Q2                      11.242
1965 - Q3                      11.603
1965 - Q4                      12.164
1966 - Q1                      12.324
1966 - Q2                      12.110
1966 - Q3                      12.499
1966 - Q4                      12.610
1967 - Q1                      13.298
1967 - Q2                      13.570
1967 - Q3                      13.469
1967 - Q4                      13.256
1968 - Q1                      13.838
1968 - Q2                      14.012
1968 - Q3                      14.087
1968 - Q4                      13.545
1969 - Q1                      14.329
1969 - Q2                      14.449
1969 - Q3                      14.928
1969 - Q4                      15.857
1970 - Q1                      17.402
1970 - Q2                      17.730
1970 - Q3                      19.143
1970 - Q4                      21.761
1971 - Q1                      18.932
1971 - Q2                      18.767
1971 - Q3                      19.438
1971 - Q4                      18.773
1972 - Q1                      18.320
1972 - Q2                      18.723
1972 - Q3                      17.579
1972 - Q4                      16.471
1973 - Q1                      15.385
1973 - Q2                      15.621
1973 - Q3                      15.266
1973 - Q4                      14.635
1974 - Q1                      13.701
1974 - Q2                      13.386
1974 - Q3                      13.179
1974 - Q4                      14.359
1975 - Q1                      16.625
1975 - Q2                      14.657
1975 - Q3                      12.447
1975 - Q4                      12.601
1976 - Q1                      13.011
1976 - Q2                      13.446
1976 - Q3                      14.079
1976 - Q4                      15.013
1977 - Q1                      14.828
1977 - Q2                      14.850
1977 - Q3                      15.077
1977 - Q4                      15.878
1978 - Q1                      16.701
1978 - Q2                      15.822
1978 - Q3                      16.249
1978 - Q4                      15.612
1979 - Q1                      15.391
1979 - Q2                      15.067
1979 - Q3                      14.456
1979 - Q4                      14.453
1980 - Q1                      13.435
1980 - Q2                      14.628
1980 - Q3                      12.819
1980 - Q4                      12.836
1981 - Q1                      12.829
1981 - Q2                      12.259
1981 - Q3                      11.295
1981 - Q4                      11.296
1982 - Q1                      10.297
1982 - Q2                      11.414
1982 - Q3                      13.663
1982 - Q4                      17.266
1983 - Q1                      18.097
1983 - Q2                      16.280
1983 - Q3                      13.960
1983 - Q4                      13.230
1984 - Q1                      12.637
1984 - Q2                      12.622
1984 - Q3                      12.205
1984 - Q4                      13.794
1985 - Q1                      16.895
1985 - Q2                      18.536
1985 - Q3                      17.875
1985 - Q4                      17.991
1986 - Q1                      23.041
1986 - Q2                      24.604
1986 - Q3                      23.149
1986 - Q4                      21.647
1987 - Q1                      19.887
1987 - Q2                      18.917
1987 - Q3                      19.143
1987 - Q4                      18.568
1988 - Q1                      16.517
1988 - Q2                      17.870
1988 - Q3                      18.725
1988 - Q4                      17.919
1989 - Q1                      19.526
1989 - Q2                      20.478
1989 - Q3                      20.067
1989 - Q4                      21.229
1990 - Q1                      22.768
1990 - Q2                      23.145
1990 - Q3                      23.364
1990 - Q4                      22.942
1991 - Q1                      28.071
1991 - Q2                      29.514
1991 - Q3                      30.251
1991 - Q4                      29.555
1992 - Q1                      32.145
1992 - Q2                      29.463
1992 - Q3                      22.605
1992 - Q4                      27.772
1993 - Q1                      26.777
1993 - Q2                      26.893
1993 - Q3                      26.127
1993 - Q4                      26.088
1994 - Q1                      18.207
1994 - Q2                      21.448
1994 - Q3                      22.043
1994 - Q4                      21.087
1995 - Q1                      22.817
1995 - Q2                      24.349
1995 - Q3                      25.386
1995 - Q4                      23.596
1996 - Q1                      24.460
1996 - Q2                      24.161
1996 - Q3                      23.742
1996 - Q4                      21.881
1997 - Q1                      24.459
1997 - Q2                      24.397
1997 - Q3                      23.595
1997 - Q4                      24.303
1998 - Q1                      23.751
1998 - Q2                      22.524
1998 - Q3                      22.478
1998 - Q4                      23.652
1999 - Q1                      25.033
1999 - Q2                      23.919
1999 - Q3                      25.984
1999 - Q4                      26.264
2000 - Q1                      26.338
2000 - Q2                      24.846
2000 - Q3                      25.524
2000 - Q4                      27.769
2001 - Q1                      30.586
2001 - Q2                      29.671
2001 - Q3                      31.556
2001 - Q4                      37.435
2002 - Q1                      40.050
2002 - Q2                      37.424
2002 - Q3                      34.919
2002 - Q4                      32.327
2003 - Q1                      35.095
2003 - Q2                      36.105
2003 - Q3                      35.542
2003 - Q4                      33.260
2004 - Q1                      30.782
2004 - Q2                      29.193
2004 - Q3                      24.378
2004 - Q4                      31.417
2005 - Q1                      29.828
2005 - Q2                      27.191
2005 - Q3                      23.873
2005 - Q4                      26.351
2006 - Q1                      27.512
2006 - Q2                      28.282
2006 - Q3                      27.023
2006 - Q4                      29.118
2007 - Q1                      27.151
2007 - Q2                      28.289
2007 - Q3                      27.537

           Source: Haver Analytics

But all is not doom and gloom. Three long-term themes we like are clean water, clean energy and global agriculture. The Fund has long positions in each of these themes. And relatively "non-cyclical" groups with a lot of non-U.S. exposure look attractive as well - the Fund has long positions in soft drinks, household products and systems software.

DOVER LONG/SHORT SECTOR FUND
A MESSAGE TO OUR SHAREHOLDERS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


We believe our investment discipline of focusing on industry fundamentals and building a portfolio of both long and short positions will serve the Fund well in what may prove to be a prolonged period of economic uncertainty and market volatility. We sincerely thank you for your support. And we would warmly welcome any questions you may have.

Sincerely,

 /s/ Douglas R. Cliggott                /s/ Michael G. Kassab
 Douglas R. Cliggott
                                        Michael G. Kassab
 Portfolio Manager                      Portfolio Manager

The Fund is subject to several risks, any of which could cause an investor to lose money. The Fund may participate in leverage transactions, to include selling securities short which create the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower the Fund's return or result in a loss. The Fund may also invest in stocks of small and mid-cap companies, which present greater risks than larger companies due to the limited product lines, markets, and financial or managerial resources. In addition, if the Fund's portfolio is overweighed in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighed in that sector. In the event the Fund invests in Exchange Traded Funds (ETFs), the lack of liquidity in an ETF could result in more volatility than the underlying portfolio and will subject the Fund to the vehicles' expenses.

THE VIEWS IN THIS LETTER WERE THOSE OF FUND MANAGEMENT AS OF OCTOBER 31, 2007 AND MAY NOT REFLECT THEIR VIEWS ON THE DATE THIS LETTER IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENT IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                 SECURITY
                  SHARES        DESCRIPTION           VALUE
                  ------ ------------------------- -----------
                  LONG POSITIONS - 152.5%

                  COMMON STOCK - 39.1%

                  CONSUMER STAPLES - 9.5%
                  406    Coca-Cola Co.             $    25,075
                   81    Colgate-Palmolive Co.           6,178
                   71    Kimberly-Clark Corp.            5,033
                  318    PepsiCo, Inc.                  23,443
                  516    Procter & Gamble Co.           35,872
                                                   -----------
                                                        95,601
                                                   -----------

                  HEALTH CARE - 4.7%
                  297    Amgen, Inc. (a)                17,259
                   78    Biogen Idec, Inc. (a)           5,806
                  105    Celgene Corp. (a)               6,930
                   80    Genzyme Corp. (a)               6,078
                  259    Gilead Sciences, Inc. (a)      11,963
                                                   -----------
                                                        48,036
                                                   -----------

                  INDUSTRIALS - 14.7%
                   96    AGCO Corp. (a)                  5,729
                  213    CNH Global NV                  13,968
                  206    Deere & Co.                    31,909
                  153    General Dynamics Corp.         13,917
                  991    General Electric Co.           40,790
                  129    Lockheed Martin Corp.          14,195
                  122    Northrop Grumman Corp.         10,202
                  156    Raytheon Co.                    9,923
                  106    United Technologies Corp.       8,119
                                                   -----------
                                                       148,752
                                                   -----------

                  INFORMATION TECHNOLOGY - 5.0%
                  999    Microsoft Corp.                36,773
                  609    Oracle Corp. (a)               13,502
                                                   -----------
                                                        50,275
                                                   -----------

                  MATERIALS - 4.9%
                  697    Barrick Gold Corp.             30,759
                  378    Newmont Mining Corp.           19,225
                                                   -----------
                                                        49,984
                                                   -----------

                                  SECURITY
                 SHARES          DESCRIPTION           VALUE
                ---------- ------------------------ ----------

                TELECOMMUNICATION SERVICES - 0.3%
                       141 Hutchison
                           Telecommunications
                           International, Ltd., ADR $    3,089
                                                    ----------
                Total Common Stock (Cost $389,054)     395,737
                                                    ----------

                MUTUAL FUNDS - 14.1%
                     1,429 PowerShares Cleantech
                           Portfolio                    49,057
                     2,191 PowerShares Water
                           Resources Portfolio          48,837
                     1,100 Telecom HOLDRs Trust         45,100
                                                    ----------
                Total Mutual Funds (Cost $142,535)     142,994
                                                    ----------

                SHORT-TERM INVESTMENT - 99.3%

                PRINCIPAL
                ----------
                MONEY MARKET DEPOSIT ACCOUNT - 99.3%
                $1,004,370 Citibank Money Market
                           Deposit Account, 4.43%
                           (Cost $1,004,370)         1,004,370
                                                    ----------
                TOTAL LONG POSITIONS - 152.5%
                           (COST $1,535,959)*        1,543,101
                TOTAL SHORT POSITIONS - (40.7)%
                           (COST $(410,767))          (411,800)
                Other Assets & Liabilities,
                Net - (11.8)%                         (119,525)
                                                    ----------
                NET ASSETS - 100.0%                 $1,011,776
                                                    ==========

------------------
(a)Non-income producing security
ADRAmerican Depositary Receipt
* Cost for Federal income tax purposes is $1,125,192 and net unrealized appreciation (depreciation) consists of:

                     Gross Unrealized Appreciation $11,039
                     Gross Unrealized Depreciation  (4,930)
                                                   -------
                     Net Unrealized Appreciation
                       (Depreciation)              $ 6,109
                                                   =======

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
SCHEDULE OF SECURITIES SOLD SHORT
OCTOBER 31, 2007
--------------------------------------------------------------------------------

                                 SECURITY
             SHARES             DESCRIPTION               VALUE
             ------ ----------------------------------- ---------
             SECURITIES SOLD SHORT - (40.7)%

             CONSUMER DISCRETIONARY - (18.6)%
              (76)  Abercrombie & Fitch Co.             $  (6,019)
             (130)  American Eagle Outfitters, Inc.        (3,091)
             (100)  Applebees International, Inc.          (2,534)
             (105)  Bob Evans Farms, Inc.                  (2,959)
             (387)  Brinker International, Inc.            (9,826)
              (76)  CBRL Group, Inc.                       (3,032)
             (268)  Centex Corp.                           (6,716)
             (268)  Cheesecake Factory (a)                 (6,011)
             (544)  DR Horton, Inc.                        (6,903)
             (574)  Home Depot, Inc.                      (18,087)
             (595)  Interpublic Group of Cos., Inc. (a)    (6,158)
             (145)  KB Home                                (4,008)
             (115)  Lamar Advertising Co., Class A         (6,148)
             (288)  Lennar Corp., Class A                  (6,581)
             (276)  Limited Brands, Inc.                   (6,075)
             (516)  Lowe's Cos., Inc.                     (13,875)
             (398)  Omnicom Group, Inc.                   (20,290)
             (458)  Pulte Homes, Inc.                      (6,797)
             (194)  Ruby Tuesday, Inc.                     (3,098)
             (376)  The Gap, Inc.                          (7,106)
             (708)  Time Warner, Inc.                     (12,928)
             (348)  TJX Cos., Inc.                        (10,068)
             (152)  Viacom, Inc., Class B (a)              (6,276)
             (378)  Walt Disney Co.                       (13,090)
                                                        ---------
                                                         (187,676)
                                                        ---------

             CONSUMER STAPLES - (3.2)%
             (107)  Costco Wholesale Corp.                 (7,197)
             (560)  Wal-Mart Stores, Inc.                 (25,318)
                                                        ---------
                                                          (32,515)
                                                        ---------

             FINANCIALS - (9.4)%
             (134)  BB&T Corp.                             (4,954)
             (168)  Boston Properties, Inc.               (18,201)
             (289)  Countrywide Financial Corp.            (4,485)
             (214)  Duke Realty Corp.                      (6,880)
             (135)  Fifth Third Bancorp                    (4,223)
             (322)  Hudson City Bancorp, Inc.              (5,043)
              (47)  Kilroy Realty Corp.                    (3,057)
             (100)  Mack-Cali Realty Corp.                 (3,959)
             (163)  National City Corp.                    (3,953)
             (163)  New York Community
                    Bancorp, Inc.                          (3,033)
              (97)  PNC Financial Services
                    Group, Inc.                            (7,000)
             (185)  Regions Financial Corp.                (5,017)

                                 SECURITY
               SHARES           DESCRIPTION              VALUE
               ------ -------------------------------- ---------
               (210)  Sovereign Bancorp, Inc.          $  (3,030)
                (95)  SunTrust Bank, Inc.                 (6,897)
               (560)  Washington Mutual, Inc.            (15,613)
                                                       ---------
                                                         (95,345)
                                                       ---------
               HEALTH CARE - (3.2)%
               (107)  Aetna, Inc.                         (6,010)
                (58)  Cigna Corp.                         (3,044)
               (271)  UnitedHealth Group, Inc.           (13,320)
               (127)  WellPoint, Inc. (a)                (10,062)
                                                       ---------
                                                         (32,436)
                                                       ---------

               INDUSTRIAL - (3.1)%
               (163)  Con-way, Inc.                       (6,945)
               (287)  JB Hunt Transport Services, Inc.    (7,956)
               (248)  Knight Transportation, Inc.         (3,961)
               (168)  Landstar System, Inc.               (7,071)
               (220)  YRC Worldwide, Inc. (a)             (5,408)
                                                       ---------
                                                         (31,341)
                                                       ---------

               MATERIALS - (3.2)%
               (314)  Dow Chemical Co.                   (14,143)
               (289)  EI Du Pont de Nemours & Co.        (14,308)
                (54)  PPG Industries, Inc.                (4,036)
                                                       ---------
                                                         (32,487)
                                                       ---------
               Total Securities Sold Short
               (Cost $(410,767)) - (40.7)%             $(411,800)
                                                       ---------

                      PORTFOLIO HOLDINGS
                      % OF NET ASSETS
                      LONG POSITIONS
                       Consumer Staples              9.5%
                       Health Care                   4.7%
                       Industrials                  14.7%
                       Information Technology        5.0%
                       Materials                     4.9%
                       Telecommunication Services    0.3%
                       Mutual Funds                 14.1%
                      SHORT POSITIONS
                       Consumer Discretionary     (18.6)%
                       Consumer Staples            (3.2)%
                       Financials                  (9.4)%
                       Health Care                 (3.2)%
                       Industrials                 (3.1)%
                       Materials                   (3.2)%
                      Short-Term Investment         99.3%
                      Other Assets & Liabilities  (11.8)%
                                                  -------
                                                   100.0%
                                                  =======

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007
--------------------------------------------------------------------------------

ASSETS
    Total investments, at value (Cost $1,535,959)                                          $1,543,101
    Receivables:
       Investment securities sold                                                             410,767
       Dividends and interest                                                                     974
    Prepaid expenses                                                                              647
                                                                                           ----------
Total Assets                                                                                1,955,489
                                                                                           ----------

LIABILITIES
    Payables:
       Securities sold short, at value (Cost $410,767)                                        411,800
       Investment securities purchased                                                        531,589
    Accrued liabilities:
       Investment adviser fees                                                                    119
       Compliance services fees                                                                    13
       Other expenses                                                                             192
                                                                                           ----------
Total Liabilities                                                                             943,713
                                                                                           ----------

NET ASSETS                                                                                 $1,011,776
                                                                                           ==========

COMPONENTS OF NET ASSETS
    Paid-in capital                                                                        $1,005,020
    Accumulated undistributed (distributions in excess of) net investment income                  647
    Net unrealized appreciation (depreciation) on investments                                   6,109
                                                                                           ----------

NET ASSETS                                                                                 $1,011,776
                                                                                           ==========

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
    Institutional Shares                                                                      100,001
    A Shares                                                                                      501

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
    Institutional Shares (based on net assets of $1,006,733)                               $    10.07
                                                                                           ----------
    A Shares (based on net assets of $5,043)                                               $    10.07
                                                                                           ----------
    A Shares Maximum Public Offering Price Per Share (net asset value per share / 95.50%)  $    10.54
                                                                                           ----------

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 2007
--------------------------------------------------------------------------------

       INVESTMENT INCOME
           Interest income                                       $   974
                                                                 -------

       EXPENSES
           Investment adviser fees                                   248
           Administrator fees                                         99
           Accountant fees                                            10
           Transfer agency fees:
              Institutional Shares                                     4
           Professional fees                                          31
           Custodian fees                                              8
           Trustees' fees and expenses                                 1
           Compliance services fees                                   13
           Amortization of offering cost                              13
           Dividend expenses on securities sold short                 17
           Miscellaneous expenses                                     12
                                                                 -------
       Total Expenses                                                456
           Fees waived and expenses reimbursed                      (129)
                                                                 -------
       Net Expenses                                                  327
                                                                 -------

       NET INVESTMENT INCOME (LOSS)                                  647
                                                                 -------

       NET UNREALIZED GAIN (LOSS)
           Net unrealized gain (loss) on:
              Investments                                          7,142
              Securities sold short                               (1,033)
                                                                 -------
           Net change in unrealized appreciation (depreciation)    6,109
                                                                 -------

       INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 6,756
                                                                 =======

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                OCTOBER 22, 2007 (A)
                                                                                      THROUGH
                                                                                  OCTOBER 31, 2007
                                                                                --------------------
OPERATIONS:
    Net investment income (loss)                                                     $      647
    Net change in unrealized appreciation (depreciation)                                  6,109
                                                                                     ----------
Net Increase (Decrease) in Net Assets from Operations                                     6,756
                                                                                     ----------

CAPITAL SHARE TRANSACTIONS:
    Sale of shares:
       Institutional Shares                                                           1,000,010
       A Shares                                                                           5,010
                                                                                     ----------
Increase (Decrease) from Capital Transactions                                         1,005,020
                                                                                     ----------
Increase (Decrease) in Net Assets                                                     1,011,776
                                                                                     ----------

NET ASSETS:
    Beginning of Period                                                                       -
                                                                                     ----------
    End of Period (b)                                                                $1,011,776
                                                                                     ==========

SHARE TRANSACTIONS
    Sale of shares:
       Institutional Shares                                                             100,001
       A Shares                                                                             501
                                                                                     ----------
Increase (Decrease) in Shares                                                           100,502
                                                                                     ==========
------------------
(a)Commencement of operations
(b)Accumulated undistributed (distributions in excess of) net investment income      $      647
                                                                                     ----------

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                      OCTOBER 22, 2007 (A)
                                                            THROUGH
                                                        OCTOBER 31, 2007
                                                      --------------------
     INSTITUTIONAL SHARES

     NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00
                                                             ------

     INVESTMENT OPERATIONS
         Net investment income (loss) (b)                      0.01
         Net realized and unrealized gain (loss)               0.06
                                                             ------
     Total from Investment Operations                          0.07
                                                             ------

     NET ASSET VALUE, END OF PERIOD                          $10.07
                                                             ======

     TOTAL RETURN (C)                                          0.70%

     RATIOS/SUPPLEMENTARY DATA
         Net Assets at End of Period (000's omitted)         $1,007
         Ratios to Average Net Assets (e):
            Net investment income (loss)                       2.61%

            Net expenses                                       1.25%
            Dividend expenses                                  0.07%
                                                             ------
         Total Net Expenses                                    1.32%
                                                             ======
            Gross expenses                                     1.77%
            Dividend expenses                                  0.07%
                                                             ------
         Total Gross Expenses (f)                              1.84%
                                                             ======

     PORTFOLIO TURNOVER RATE (C)                                324%

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                      OCTOBER 22, 2007 (A)
                                                            THROUGH
                                                        OCTOBER 31, 2007
                                                      --------------------
     A SHARES

     NET ASSET VALUE, BEGINNING OF PERIOD                    $10.00
                                                             ------

     INVESTMENT OPERATIONS
         Net investment income (loss) (b)                      0.01
         Net realized and unrealized gain (loss)               0.06
                                                             ------
     Total from Investment Operations                          0.07
                                                             ------

     NET ASSET VALUE, END OF PERIOD                          $10.07
                                                             ======

     TOTAL RETURN (C) (D)                                     (3.83)%

     RATIOS/SUPPLEMENTARY DATA
         Net Assets at End of Period (000's omitted)         $    5
         Ratios to Average Net Assets (e):
            Net investment income (loss)                       2.17%

            Net expenses                                       1.75%
            Dividend expenses                                  0.01%
                                                             ------
         Total Net Expenses                                    1.76%
                                                             ======
            Gross expenses                                     2.33%
            Dividend expenses                                  0.01%
                                                             ------
         Total Gross Expenses (f)                              2.34%
                                                             ======

     PORTFOLIO TURNOVER RATE (C)                                324%

------------------
(a)Commencement of operations.
(b)Calculated based on average shares outstanding during the period.
(c)Not annualized for periods less than one year.
(d)Total return excludes the effect of the applicable sales load.
(e)Annualized for period less than one year.
(f)Reflects the expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The Dover Long/Short Sector Fund (the "Fund") is a diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust currently has twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and A Shares. Institutional Shares and A Shares commenced operations on October 22, 2007. The Fund seeks positive absolute return independent of equity market conditions.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION - Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Shares of open-end mutual funds are valued at net asset value. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS - Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. The Fund estimates components of distribution from real estate investment trusts ("REITs"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

DOVER LONG/SHORT SECTOR FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------


SECURITIES SOLD SHORT - The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the deposits with custodian for securities sold short as shown on the statement of assets and liabilities and the securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund's Income Statement.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES - The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

INCOME AND EXPENSE ALLOCATION - The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

The Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

OFFERING COSTS - Offering costs for the Fund consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are capitalized and amortized over a twelve-month period.

REDEMPTION FEES - A shareholder who redeems or exchanges shares within 180 days of purchase will incur a redemption fee of 1.50% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to

DOVER LONG/SHORT SECTOR FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Effective December 16, 2007, the redemption fee has been reduced from 1.50% to 1.00%.

NEW ACCOUNTING PRONOUNCEMENTS - In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES - AN INTERPRETATION OF FAS 109 ("FIN 48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Fund management has determined that the Fund has not taken any tax positions in the current or prior reporting periods that would require reporting under FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption on the Fund's financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISER - Dover Corporate Responsibility Management, LLC, (the "Adviser") is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

DISTRIBUTION - Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Adviser, Citigroup Fund Services, LLC ("Citigroup") or its affiliated companies. The Fund has adopted a distribution plan for A Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity, as authorized by the Board, an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund.

For the period ended October 31, 2007, the Distributor did not retain any front-end sales charges assessed on the sale of A Shares. For the same period, the Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of A Shares redeemed in whole or in part within one year of purchase.

OTHER SERVICES - Citigroup provides administration, portfolio accounting, and transfer agency services to the Fund. Certain employees of Citigroup are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment

DOVER LONG/SHORT SECTOR FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007
--------------------------------------------------------------------------------

policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

NOTE 4. EXPENSE REIMBURSEMENTS AND FEES WAIVED

The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) to 1.25% for Institutional Shares and 1.75% for A Shares for each of the class' average daily net assets through September 1, 2008. For the period ended October 31, 2007, fees waived and expenses reimbursed were $129.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended October 31, 2007, were $531,589 and $410,767, respectively.

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of October 31, 2007, distributable earnings (accumulated loss) on a tax basis were as follows:

                  Undistributed Ordinary Income        $  682
                  Unrealized Appreciation/Depreciation  6,109
                                                       ------
                  Total                                $6,791
                                                       ======

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to deferral of audit fees and offering costs.

NOTE 7. OTHER INFORMATION

On October 31, 2007, one shareholder held approximately 100% of the outstanding shares of the Institutional Shares. On the same date, one shareholder held approximately 100% of the outstanding shares of the A Shares.

DOVER LONG/SHORT SECTOR FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007
--------------------------------------------------------------------------------


INVESTMENT ADVISORY AGREEMENT APPROVAL

At the August 21, 2007, Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement"). In evaluating the Advisory Agreement for the Fund, the Board reviewed materials furnished by the Adviser and Citigroup including information regarding the Adviser, its personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided and profitability to the Adviser with respect to its relationship with the Fund;
(3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF THE SERVICES

The Board met with representatives of the Adviser and discussed the Adviser's personnel, operations and financial condition. Specifically, the Board discussed with the Adviser the adequacy of its resources and staffing to service the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the portfolio manager's professional experience and qualifications.

Based on the foregoing, the Board concluded that the Adviser was financially able to provide investment advisory services to the Fund.

COSTS OF SERVICES AND PROFITABILITY

The Board then considered information provided by the Adviser regarding its anticipated profitability with respect to the Fund. The Board concluded that the level of the Adviser's anticipated profits attributable to management of the Fund was not excessive in light of the services provided by the Adviser on behalf of the Fund.

COMPENSATION

The Board also considered the Adviser's compensation for providing advisory services to the Fund and asked the Adviser for comparative information on fees and total expenses of similar mutual funds. The Adviser provided information regarding similar funds to the Board. The Board noted that the Adviser's advisory fees were higher than the mean and median advisory fees for its Lipper Inc. peer groups. However, the Board noted that the Lipper peer group was not comparable to the Fund because the peer group funds were index funds. The Board recognized that the investment strategy of the Fund (i.e., long/short) is a more complex strategy than indexing and commands a higher fee. Under the totality of the circumstances, the Board concluded that the advisory fee to be charged to the Fund by the Adviser was reasonable.

DOVER LONG/SHORT SECTOR FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007
--------------------------------------------------------------------------------


PERFORMANCE

The Board noted that the Fund is new and has no performance history but took into account the Adviser's capability, notably its management of the Dover Responsibility Fund.

ECONOMIES OF SCALE

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fees for the Fund did not contain breakpoints. The Board considered the size of the Fund and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

OTHER BENEFITS

Finally, the Adviser represented that it did not receive soft dollar benefits and did not receive other benefits from the Adviser's relationship with the Fund.

CONCLUSION

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. The Board also discussed the proposed approval of the Advisory Agreement. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (888) 368-3755 and on the SEC's website at www.sec.gov. The Fund's proxy voting records for the period of October 22, 2007 (the Fund's commencement of operations) through June 30, 2008, will be available, without charge and upon request, by calling
(888) 368-3755 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes; redemption fees; and exchange fees and (2) ongoing costs, including

DOVER LONG/SHORT SECTOR FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007
--------------------------------------------------------------------------------

management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period between October 22, 2007, the date of inception, through October 31, 2007.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                                       ENDING
                                     BEGINNING     ACCOUNT VALUE   EXPENSES PAID    ANNUALIZED
                                   ACCOUNT VALUE* OCTOBER 31, 2007 DURING PERIOD* EXPENSE RATIO*
                                   -------------- ---------------- -------------- --------------
INSTITUTIONAL SHARES
    Actual Return                    $1,000.00       $1,007.00         $0.29           1.32%
    Hypothetical Return
      (5% return before expenses)    $1,000.00       $1,018.55         $6.72           1.32%

A SHARES
    Actual Return                    $1,000.00       $1,007.00         $0.39           1.76%
    Hypothetical Return
      (5% return before expenses)    $1,000.00       $1,016.33         $8.94           1.76%

------------------
* Expenses are equal to the Fund's annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 366 to reflect the half-year period (except for the Fund's actual return information which reflects the 9-day period between October 22, 2007, the date of inception, through October 31, 2007).

                         Dover Long/Short Sector Fund

                                P.O. BOX 182218
                            COLUMBUS, OH 43218-2218
                                1-888-DOVER-55
                               (1-888-368-3755)
                               WWW.DOVERLLC.COM

                              INVESTMENT ADVISER
                Dover Corporate Responsibility Management, LLC
                             140 Greenwich Avenue
                              Greenwich, CT 06830

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                P.O. Box 182218
                            Columbus, OH 43218-2218

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

This report is submitted for the general information of the shareholders of the
  Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management and other information.

                                 109-srls-1007

[LOGO]

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                                LIBERTY STREET
                                 HORIZON FUND


                               OCTOBER 31, 2007

--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------



Schedule of Investments                                            1

Statement of Assets and Liabilities                                3

Statement of Operations                                            4

Statement of Changes in Net Assets                                 5

Financial Highlights                                               6

Notes to Financial Statements                                      9

Additional Information                                            13

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                 SECURITY
                  SHARES        DESCRIPTION          VALUE
                  ------ ------------------------- ----------
                  COMMON STOCK -- 75.4%
                  CONSUMER DISCRETIONARY -- 2.7%
                   2,988 Sears Holdings Corp.(a)   $  402,753
                                                   ----------

                  CONSUMER STAPLES -- 3.8%
                   2,222 Las Vegas Sands Corp.(a)     294,882
                   8,373 Quanta Services, Inc.(a)     276,309
                                                   ----------
                                                      571,191
                                                   ----------

                  ENERGY -- 11.1%
                   7,126 EnCana Corp.                 496,682
                   8,276 Gazprom OAO -- ADR           415,248
                   2,759 Imperial Oil, Ltd.           149,345
                  14,595 Penn West Energy Trust       465,580
                  23,658 UTS Energy Corp.(a)          153,020
                                                   ----------
                                                    1,679,875
                                                   ----------

                  FINANCIALS -- 39.7%
                   5,799 Bank of New York Mellon
                           Corp.                      283,281
                     854 Bear Stearns Cos., Inc.       97,014
                      13 Berkshire Hathaway, Inc.,
                           Class B(a)                  57,382
                  11,905 Brookfield Asset
                           Management Inc.,
                           Class A                    485,605
                     206 CME Group, Inc.              137,247
                  10,500 Hong Kong Exchanges &
                           Clearing, Ltd.             352,537
                   6,354 Icahn Enterprises, LP        829,197
                   2,484 ICICI Bank, Ltd. -- ADR      172,489
                     883 IntercontinentalExchange,
                           Inc.(a)                    157,351
                   3,346 Legg Mason, Inc.             277,517

                                 SECURITY
                  SHARES        DESCRIPTION           VALUE
                  ------- ------------------------ -----------
                  FINANCIALS (CONTINUED)
                    1,702 Lehman Brothers
                            Holdings, Inc.         $   107,805
                    9,591 Leucadia National Corp.      485,880
                   95,200 Link REIT                    214,715
                   10,300 London Stock Exchange
                            Group plc                  359,803
                    1,559 Morgan Stanley               104,858
                   11,818 Nasdaq Stock Market,
                            Inc.(a)                    551,901
                    6,784 NYSE Euronext                636,814
                       42 Osaka Securities
                            Exchange Co., Ltd.         221,714
                    2,088 Power Corp. of Canada         89,563
                   34,000 Singapore Exchange, Ltd.     366,602
                                                   -----------
                                                     5,989,275
                                                   -----------

                  INDUSTRIALS -- 1.5%
                  114,000 Beijing Capital
                            International Airport
                            Co., Ltd., Class H         226,290
                                                   -----------

                  UTILITIES -- 16.6%
                    7,972 Allegheny Energy, Inc.       483,581
                   42,822 Dynegy, Inc., Class A(a)     394,391
                    1,903 Huaneng Power
                            International, Inc. --
                            ADR                         91,439
                   13,269 NRG Energy, Inc.(a)          605,863
                   15,488 Reliant Energy, Inc.(a)      426,230
                   29,642 Sierra Pacific Resources     500,061
                                                   -----------
                                                     2,501,565
                                                   -----------
                  Total Common Stock
                    (Cost $10,703,921)              11,370,949
                                                   -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

                                     SECURITY
                  PRINCIPAL         DESCRIPTION         VALUE
                  ----------    -------------------  -----------
                  SHORT-TERM INVESTMENT -- 29.3%
                  MONEY MARKET DEPOSIT ACCOUNT -- 29.3%
                  $4,419,548    Citibank Money
                                  Market Deposit
                                  Account, 4.43%
                                  (Cost $4,419,548)    4,419,548
                                                     -----------
                  Total Investments -- 104.7%
                    (Cost $15,123,469)*              $15,790,497
                  Other Assets & Liabilities, Net --
                    (4.7)%                              (703,751)
                                                     -----------
                  NET ASSETS -- 100.0%               $15,086,746
                                                     ===========

-----------------
(a)  Non-income producing security
ADR  American Depositary Receipt
REIT Real Estate Investment Trust
* Cost for Federal income tax purposes is $15,144,895 and net unrealized appreciation (depreciation) consists of:

                            Gross Unrealized
                            Appreciation     $697,541
                            Gross Unrealized
                            Depreciation      (51,939)
                                             --------
                            Net Unrealized
                            Appreciation
                            (Depreciation)   $645,602
                                             ========

PORTFOLIO HOLDINGS
% OF TOTAL INVESTMENTS

                                    [CHART]







Short-term Investment        28.0%
Industrials                   1.4%
Consumer Discretionary        2.6%
Consumer Staples              3.6%
Energy                       10.6%
Utilities                    15.9%
Financials                   37.9%


See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2007

--------------------------------------------------------------------------------

ASSETS
   Total investments, at value (Cost $15,123,469)                               $15,790,497
   Cash                                                                               1,527
   Foreign currency (Cost $1,274)                                                     1,351
   Receivables:
     Fund shares sold                                                             1,289,006
     From investment advisor                                                        117,803
     Dividends and interest                                                          12,630
   Prepaid expenses                                                                     255
   Deferred offering costs                                                           35,206
                                                                                -----------
Total Assets                                                                     17,248,275
                                                                                -----------
LIABILITIES
   Payables:
     Investment securities purchased                                              2,107,285
   Accrued liabilities:
     Administration fees                                                             11,319
     Compliance services fees                                                         2,781
     Other                                                                           40,144
                                                                                -----------
Total Liabilities                                                                 2,161,529
                                                                                -----------
NET ASSETS                                                                      $15,086,746
                                                                                ===========
COMPONENTS OF NET ASSETS
   Paid-in capital                                                              $14,410,660
   Accumulated undistributed (distribution in excess of) net investment income       10,020
   Accumulated net realized gain (loss) on investments                               (1,039)
   Net unrealized appreciation (depreciation) on investments                        667,105
                                                                                -----------
NET ASSETS                                                                      $15,086,746
                                                                                ===========
SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
   A Shares                                                                         654,641
   C Shares                                                                         320,285
   Institutional Shares                                                             297,809
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   A Shares (based on net assets of $7,771,917)                                 $     11.87
                                                                                -----------
   A Shares Maximum Public Offering Price Per Share
     (net asset value per share / 95.25%)                                       $     12.46
                                                                                -----------
   C Shares (based on net assets of $3,788,173)                                 $     11.83
                                                                                -----------
   Institutional Shares (based on net assets of $3,526,656)                     $     11.84
                                                                                -----------


See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
STATEMENT OF OPERATIONS
PERIOD ENDED OCTOBER 31, 2007

--------------------------------------------------------------------------------

      INVESTMENT INCOME
         Dividend income                                        $  13,457
         Less: foreign taxes withheld                              (1,050)
         Interest income                                           11,530
                                                                ---------
      Total Investment Income                                      23,937
                                                                ---------
      EXPENSES
         Investment advisor fees                                    8,952
         Administrator fees                                        62,230
         Distribution fees:
           A Shares                                                 1,453
           C Shares                                                 1,273
         Accountant fees                                           21,513
         Transfer agency fees:
           A Shares                                                   840
           C Shares                                                   194
           Institutional Shares                                       105
         Professional fees                                         22,811
         Custodian fees                                             3,323
         Registration fees                                          1,090
         Trustees' fees and expenses                                   19
         Reports to shareholders                                    7,815
         Compliance services fees                                  15,835
         Amortization of offering cost                             33,600
         Miscellaneous expenses                                     5,875
                                                                ---------
      Total Expenses                                              186,928
                                                                ---------
       Fees waived and expenses reimbursed                       (173,011)
                                                                ---------
      Net Expenses                                                 13,917
                                                                ---------
      NET INVESTMENT INCOME (LOSS)                                 10,020
                                                                ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS)
       Net Realized Gain (Loss) on:
         Investments                                               (1,062)
         Foreign currency transactions                                 23
                                                                ---------
       Net Realized Gain (Loss)                                    (1,039)
                                                                ---------
       Net Change in Unrealized Appreciation (Depreciation) on:
         Investments                                              667,028
         Foreign currency translations                                 77
                                                                ---------
       Net Change in Unrealized Appreciation (Depreciation)       667,105
                                                                ---------
      NET REALIZED AND UNREALIZED GAIN (LOSS)                     666,066
                                                                ---------
      INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS         $ 676,086
                                                                =========

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                                         FROM MAY 4, 2007 (A)
                                                                               THROUGH
                                                                           OCTOBER 31, 2007
                                                                         --------------------
OPERATIONS:
 Net investment income (loss)                                                $    10,020
 Net realized gain (loss)                                                         (1,039)
 Net change in unrealized appreciation (depreciation)                            667,105
                                                                             -----------
Increase (Decrease) in Net Assets from Operations                                676,086
                                                                             -----------
CAPITAL SHARE TRANSACTIONS:
 Sale of shares:
   A Shares                                                                    7,756,967
   C Shares                                                                    3,854,187
   Institutional Shares                                                        3,377,390
 Redemption of shares:
   A Shares                                                                     (379,329)
   C Shares                                                                     (200,000)
   Institutional Shares                                                           (1,153)
 Redemption fees:
   A Shares                                                                          587
   C Shares                                                                        2,000
   Institutional Shares                                                               11
                                                                             -----------
Increase (Decrease) from Capital Share Transaction                            14,410,660
                                                                             -----------
Increase (Decrease) in Net Assets                                             15,086,746
                                                                             -----------
NET ASSETS:
 Beginning of period                                                                  --
                                                                             -----------
 End of period (b)                                                           $15,086,746
                                                                             ===========
SHARE TRANSACTIONS
 Sale of shares:
   A Shares                                                                      690,946
   C Shares                                                                      337,768
   Institutional Shares                                                          297,908
 Redemption of shares:
   A Shares                                                                       36,305
   C Shares                                                                       17,483
   Institutional Shares                                                               99
                                                                             -----------
Increase (Decrease) in Shares                                                  1,272,735
                                                                             ===========
-----------------
(a)Commencement of operations
(b)Accumulated undistributed (distributions in excess of) net investment
   income                                                                    $    10,020
                                                                             -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

These financial highlights reflect selected data for a share outstanding throughout each period.

                                                        MAY 4, 2007 (A)
                                                            THROUGH
                                                        OCTOBER 31, 2007
                                                        ----------------
        A SHARES
        NET ASSET VALUE, BEGINNING OF PERIOD                 $10.00
                                                             ------
        INVESTMENT OPERATIONS
           Net investment income (loss) (b)                    0.06
           Net realized and unrealized gain (loss)             1.81
                                                             ------
        Total from Investment Operations                       1.87
                                                             ------
        REDEMPTION FEES (B)                                      --(c)
                                                             ------
        NET ASSET VALUE, END OF PERIOD                       $11.87
                                                             ======
        TOTAL RETURN (D)(E)                                   13.05%
        RATIOS/SUPPLEMENTARY DATA
           Net Assets at End of Period (000's omitted)       $7,772
           Ratios to Average Net Assets (f):
             Net investment income (loss)                      1.14%
             Net expense                                       1.50%
             Gross expense (g)                                16.09%
        PORTFOLIO TURNOVER RATE (D)                               0%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                        MAY 24, 2007 (A)
                                                            THROUGH
                                                        OCTOBER 31, 2007
                                                        ----------------
        C SHARES
        NET ASSET VALUE, BEGINNING OF PERIOD                 $10.05
                                                             ------
        INVESTMENT OPERATIONS
           Net investment income (loss) (b)                    0.03
           Net realized and unrealized gain (loss)             1.69
                                                             ------
        Total from Investment Operations                       1.72
                                                             ------
        REDEMPTION FEES (B)                                    0.06
                                                             ------
        NET ASSET VALUE, END OF PERIOD                       $11.83
                                                             ======
        TOTAL RETURN (D)(E)                                   16.96%
        RATIOS/SUPPLEMENTARY DATA
           Net Assets at End of Period (000's omitted)       $3,788
           Ratios to Average Net Assets (f):
             Net investment income (loss)                      0.72%
             Net expense                                       2.00%
             Gross expense (g)                                28.57%
        PORTFOLIO TURNOVER RATE (D)                               0%

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                       JULY 11, 2007 (A)
                                                            THROUGH
                                                       OCTOBER 31, 2007
                                                       -----------------
       INSTITUTIONAL SHARES
       NET ASSET VALUE, BEGINNING OF PERIOD                 $10.79
                                                            ------
       INVESTMENT OPERATIONS
          Net investment income (loss) (b)                    0.02
          Net realized and unrealized gain (loss)             1.03
                                                            ------
       Total from Investment Operations                       1.05
                                                            ------
       REDEMPTION FEES (B)                                      --(c)
                                                            ------
       NET ASSET VALUE, END OF PERIOD                       $11.84
                                                            ======
       TOTAL RETURN (D)                                      15.85%
       RATIOS/SUPPLEMENTARY DATA
          Net Assets at End of Period (000's omitted)       $3,527
          Ratios to Average Net Assets (f):
            Net investment income (loss)                      1.51%
            Net expense                                       1.25%
            Gross expense (g)                                31.18%
       PORTFOLIO TURNOVER RATE (D)                               0%

-----------------
(a) Commencement of operations.
(b) Calculatedbased on average shares outstanding during the period.
(c) Amountrounds to less than $0.01 per share.
(d) Notannualized for periods less than one year.
(e) Totalreturn excludes the effect of the applicable sales load.
(f) Annualizedfor period less than one year.
(g) Reflectsthe expense ratio excluding any waivers and/or reimbursements.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

The Liberty Street Horizon Fund (the "Fund") is a non-diversified series of Forum Funds (the "Trust"). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the "Act"), as amended. The Trust currently has twenty-eight investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund's shares of beneficial interest without par value. The Fund currently offers three classes of shares:
A Shares, C Shares, and Institutional Shares. A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007. Institutional Shares commenced operations on July 11, 2007. The Fund seeks to achieve long-term growth of capital.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

SECURITY VALUATION-Exchange traded securities and over-the-counter securities are valued using the last sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust's Board of Trustees (the "Board") if (1) market quotations are insufficient or not readily available or (2) the Advisor believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

SECURITY TRANSACTIONS, INVESTMENT INCOME AND REALIZED GAIN AND LOSS-Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------

sold is used to determine the gain and loss for both financial statement and Federal income tax purposes.

FOREIGN CURRENCY-Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

DISTRIBUTIONS TO SHAREHOLDERS-Distributions to shareholders of net investment income and net capital gains if any are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

FEDERAL TAXES-The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

INCOME AND EXPENSE ALLOCATION-The Trust accounts separately for the assets, liabilities and operations of each of its series. Expenses that are directly attributable to more than one series are allocated among the respective series in an equitable manner.

The Fund's class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class' respective net assets to the total net assets of the Fund.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------


OFFERING COSTS-Offering costs for the Fund of $68,806 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund. Offering costs expensed for the period ended October 31, 2007, were $33,600.

REDEMPTION FEES-A shareholder who redeems or exchanges shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

NEW ACCOUNTING PRONOUNCEMENTS-In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES-AN INTERPRETATION OF FAS 109 ("FIN 48") which is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years no later than June 30, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Fund management has determined that the Fund has not taken any tax positions in the current or prior reporting periods that would require reporting under FIN 48.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 FAIR VALUE MEASUREMENTS ("SFAS 157"), which is effective for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from the adoption on the Fund's financial statements.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS

INVESTMENT ADVISOR-Liberty Street Advisors, Inc., (the "Advisor") is the investment advisor to the Fund. Pursuant to an investment advisory agreement, the Advisor receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund's average daily net assets.

Subject to general oversight of the Board and the Advisor, Horizon Asset Management, Inc. (the Sub-Advisor) is responsible for the day-to-day management of the Fund's portfolio. The sub-advisory fee, calculated as a percentage of the Fund's average daily net assets, is paid by the Advisor.

DISTRIBUTION-Foreside Fund Services, LLC serves as the Fund's distributor (the "Distributor"). The Distributor is not affiliated with the Advisor, Citigroup Fund Services, LLC ("Citigroup") or its affiliated companies. The Fund has adopted a distribution plan for A and C Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 0.75% of the average daily net assets of C Shares of the Fund.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2007

--------------------------------------------------------------------------------


For the period ended October 31, 2007, the Distributor received $11,704 of the front-end sales charges assessed on the sale of A Shares. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of A Shares that were redeemed in whole or in part within twelve months of purchase. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of C Shares that were redeemed in whole or in part within twelve months of purchase.

OTHER SERVICES-Citigroup provides administration, portfolio accounting, and transfer agency services to the Fund. Certain employees of Citigroup are also officers of the Trust.

Foreside Compliance Services, LLC ("FCS"), an affiliate of the Distributor, provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS has no role in determining the investment policies or which securities are to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS are also officers of the Trust. The Principal Executive Officer is an affiliate of the Distributor due to his ownership interest in the Distributor.

NOTE 4. EXPENSE REIMBURSEMENTS AND FEES WAIVED

During the period the Advisor has voluntarily agreed to waive and reimburse a portion of their fees. These voluntary waivers and reimbursements may be reduced or eliminated at any time. For the period ended October 31, 2007, fees waived and reimbursed were $173,011.

NOTE 5. SECURITY TRANSACTIONS

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended October 31, 2007, were $10,716,441 and $11,458, respectively.

NOTE 6. FEDERAL INCOME TAX AND INVESTMENT TRANSACTIONS

As of October 31, 2007, distributable earnings (accumulated loss) on a tax basis were as follows:

                Undistributed Ordinary Income          $ 43,923
                Unrealized Appreciation (Depreciation)  645,679
                Capital and Other Losses                 (1,062)
                                                       --------
                Total                                  $688,540
                                                       ========

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to mark to market adjustment for passive foreign investment companies.

NOTE 7. OTHER INFORMATION

On October 31, 2007, two shareholders held approximately 33% of the outstanding shares of the Institutional Shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders. On the same date, two shareholders held approximately 32% of the outstanding shares of the A Shares.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007

--------------------------------------------------------------------------------

INVESTMENT ADVISORY AGREEMENT APPROVAL

At the April 20, 2007, Board meeting, the Board, including the Independent Trustees, considered the initial approval of the investment advisory agreement pertaining to the Fund (the "Advisory Agreement") and the sub-advisory agreement (the "Sub-Advisory Agreement"). In evaluating the Advisory and Sub-Advisory Agreements for the Fund, the Board reviewed materials furnished by the Advisor, the Sub-Advisor and Citigroup, including information regarding the Advisor and the Sub-Advisor, their personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor and the Sub-Advisor, including information on the investment performance of the Advisor and the Sub-Advisor; (2) the costs of the services to be provided and profitability to the Advisor and the Sub-Advisor with respect to their relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund compared to relevant peer groups of funds; (4) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee would enable the Fund's investors to share in the benefits of economies of scale; and (5) other benefits received by the Advisor and the Sub-Advisor from their relationship with the Fund. In their deliberations, the Board did not identify any particular information that was all-important or controlling, and the Board attributed different weights to the various factors. In particular, the Board focused on the factors discussed below.

NATURE, EXTENT AND QUALITY OF SERVICES

The Board met with representatives of the Advisor and Sub-Advisor and discussed the Advisor's and Sub-Advisor's personnel, operations and financial condition. Specifically, the Board discussed with the Advisor and Sub-Advisor the adequacy of their resources and quality of services to be provided by the Advisor and the Sub-Advisor under the Advisory and Sub-Advisory Agreements. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Advisor and Sub-Advisor.

The Board noted that, under the Sub-Advisory Agreement, the Sub-Advisor manages the investment of the assets of the Fund, subject to the Advisor's oversight, including making purchases and sales of portfolio securities consistent with the Fund's investment objective and policies. The Board considered the professional experience and qualifications of the Fund's portfolio manager.

The Board then reviewed the Advisor's and Sub-Advisor's financial status. The Sub-Advisor reviewed its financial statements, noting that it was financially viable. Based on the foregoing, the Board concluded that the Advisor and the Sub-Advisor are financially able to provide investment advisory services to the Fund.

COSTS OF SERVICES AND PROFITABILITY

The Board then considered information provided by the Advisor regarding its profitability with respect to the Fund. The Advisor agreed to cap total fees of the Liberty Street Horizon Fund at 1.25% of the average daily assets for the Institutional Shares, 1.50% of the average daily assets for the A Shares, and 2.00% of the average daily assets for the C Shares. While the Board considered financial

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007

--------------------------------------------------------------------------------

information regarding the Sub-Advisor, it did not consider information as to the profitability of the Sub-Advisory Agreement to the Sub-Advisor, since the fees payable to the Sub-Advisor had been negotiated at arm's length and were paid by the Advisor. The Board concluded that the anticipated level of the Advisor's profits attributable to management of the Funds would not be excessive in light of the services provided by the Advisor on behalf of the Funds.

PERFORMANCE

The Board did not consider the Fund's performance as the Fund is new and has no performance history. The Board did, however, consider that the Advisor is a new company and the Sub-Advisor was established in 1994 as an asset management and research firm, and currently has assets under management of approximately $10.5 billion.

COMPENSATION

The Board considered the Advisor's proposed compensation for providing advisory services to the Fund and analyzed comparative information on fees and total expenses of similar mutual funds. The Board noted that the Advisor's proposed contractual advisory fee rate was higher than the mean and median advisory fee for its Lipper Inc. peer group, but the Board also noted the Advisor's proposed cap on total expenses during the first year of operation. The Board considered financial information regarding the Sub-Advisor, including compensation to be paid under the Sub-Advisory Agreement to the Sub-Advisor, and found such compensation would be reasonable. The Board recognized that it was difficult to compare the projected expense ratios of the Fund to those of other funds because of the variations between the services provided to the Fund and those included in the fees paid by other funds. The Board concluded that the Advisor's advisory fees were reasonable.

ECONOMIES OF SCALE

The Board then considered whether the Fund would benefit from any economies of scale, noting that the investment advisory fee for the Fund does not contain breakpoints. The Board considered that the Fund had not yet commenced operations and concluded that it would not be necessary to consider the implementation of fee breakpoints at this time.

OTHER BENEFITS

Finally, the Advisor and Sub-Advisor represented that they do not expect to receive any other benefits from their relationship with the Fund.

CONCLUSION

Prior to voting, the Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory and Sub-Advisory Agreements. The Board also

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007

--------------------------------------------------------------------------------

discussed the proposed approval of the Advisory and Sub-Advisory Agreements. Based upon its review, the Board concluded that the overall arrangements between the Fund and the Advisor, and the Advisor and Sub-Advisor, as provided in the Advisory and Sub-Advisory Agreements, were fair and reasonable in light of the services performed, expenses incurred and other such matters as the Board considered relevant in the exercise of its reasonable judgment.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 207-7108 and on the SEC's website at www.sec.gov. The Fund's proxy voting records for the period of May 4, 2007 (the Fund's commencement of operations) through June 30, 2007, are available, without charge and upon request, by calling (800) 207-7108 and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request on the SEC's website at www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes; redemption fees; and exchange fees and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from May 4, 2007, through October 31, 2007.

ACTUAL EXPENSES-The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

--------------------------------------------------------------------------------

LIBERTY STREET HORIZON FUND
ADDITIONAL INFORMATION
OCTOBER 31, 2007

--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES--The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                  BEGINNING      ENDING       EXPENSES   ANNUALIZED
                                   ACCOUNT   ACCOUNT VALUE   PAID DURING  EXPENSE
                                   VALUE*   OCTOBER 31, 2007   PERIOD*     RATIO*
                                  --------- ---------------- ----------- ----------
A SHARES
   Actual Return                  $1,000.00    $1,187.00       $ 8.20       1.50%
   Hypothetical Return
     (5% return before expenses)  $1,000.00    $1,017.60       $ 7.61       1.50%
C SHARES
   Actual Return                  $1,000.00    $1,177.11       $ 9.52       2.00%
   Hypothetical Return
     (5% return before expenses)  $1,000.00    $1,015.08       $10.13       2.00%
INSTITUTIONAL SHARES
   Actual Return                  $1,000.00    $1,158.51       $ 2.32       1.25%
   Hypothetical Return
     (5% return before expenses)  $1,000.00    $1,018.85       $ 6.34       1.25%

-----------------
* Expenses are equal to the Funds' annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 366 to reflect the half-year period (except for the Fund's actual return information which reflects the 178 day period ended October 31, 2007 due to its inception date occurring during the period.

                              INVESTMENT ADVISOR
                            Liberty Street Advisors
                               55 Liberty Street
                              New York, NY 10005
                         www.libertystreetadvisors.com

                                TRANSFER AGENT
                         Citigroup Fund Services, LLC
                                P.O. Box 182218
                            Columbus, OH 43218-2218

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                       Two Portland Square, 1/st/ Floor
                              Portland, ME 04101
                               www.foresides.com

   This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees, and expenses, experience of its management and other information.

FOR MORE INFORMATION

                              SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                                LIBERTY STREET
                                 HORIZON FUND


                                P.O. BOX 182218
                            COLUMBUS, OH 43218-2218
                                1-800-207-7108

                                136 - st - 1007

[LOGO]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to shareholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant does not accept nominees to the board of directors from shareholders.

ITEM 11.CONTROLS AND PROCEDURES

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the Registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Forum Funds

By   /s/ Simon D. Collier
     ----------------------------------------
     Simon D. Collier,
     Principal Executive Officer

Date 12/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By   /s/ Simon D. Collier
     ----------------------------------------
     Simon D. Collier,
     Principal Executive Officer

Date 12/28/07

By   /s/ Trudance L. C. Bakke
     ----------------------------------------
     Trudance L. C. Bakke,
     Principal Financial Officer

Date 12/28/07